Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Excludes an aggregate of shares subject to possible redemption	0	3,258,579
Net loss per common share - basic and diluted excludes income attributable to common stock subject to possible redemption	$ 0	$ (658,996)